Average Annual Total Returns - NVIT Short Term Bond Fund	Class I Shares 1 Year	Class I Shares 5 Years	Class I Shares 10 Years	Class II Shares 1 Year	Class II Shares 5 Years	Class II Shares 10 Years	Class P Shares 1 Year	Class P Shares 5 Years	Class P Shares 10 Years	Class Y Shares 1 Year	Class Y Shares 5 Years	Class Y Shares 10 Years	Bloomberg Barclays U.S. Government/Credit Bond 1-3 Year Index (reflects no deduction for fees or expenses) 1 Year	Bloomberg Barclays U.S. Government/Credit Bond 1-3 Year Index (reflects no deduction for fees or expenses) 5 Years	Bloomberg Barclays U.S. Government/Credit Bond 1-3 Year Index (reflects no deduction for fees or expenses) 10 Years
Total	3.20%	2.64%	1.94%	2.83%	2.36%	1.68%	3.06%	2.53%	1.84%	3.32%	2.78%	2.09%	3.33%	2.21%	1.60%